Decommissioning And Restoration Liability	12 Months Ended
Dec. 31, 2020
Disclosure Of Decommissioning And Restoration Liability [Abstract]
Decommissioning and Restoration Liability
8.	DECOMMISSIONING AND RESTORATION LIABILITY
The decommissioning and restoration liability represents the liabilities for both the GK Mine and the Kennady North Project, which are broken down separately below.

The GK Mine decommissioning and restoration liability was calculated using the following assumptions as at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019

Expected undiscounted cash flows	$61,558	$58,965

Discount rate	0.67%	1.76%

Inflation rate	2.00%	1.35%

Periods	2030	2029
The Kennady North Project decommissioning and restoration liability was calculated using the following assumptions as at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Expected undiscounted cash flows	$2,268	$2,235
Discount rate	0.25%	3.71%
Inflation rate	2.00%	1.96%
Periods	2024	2023
The decommissioning and restoration liability has been calculated using expected cash flows that are current dollars, with inflation.
During the year ended December 31, 2020, the decommissioning and restoration liability was increased by $13,364 (2019 - $2,490) due to additional disturbance related to ongoing mining activity as well as changes in the discount and inflation rates.
The continuity of the decommissioning and restoration liability at December 31, 2020 and 2019 is as follows:

	GK Mine	KNP	Total

Balance, at January 1, 2019	$54,756	$166	$54,922

Change in estimate of discounted cash flows	571	1,919	2,490

Accretion recorded during the year	1,102	2	1,104

Balance, at December 31, 2019	$56,429	$2,087	$58,516

Less: current portion of decommissioning and restoration liability	2,445	-	2,445

Non-current decommissioning and restoration liability, at December 31, 2019	$53,984	$2,087	$56,071

Change in estimate of discounted cash flows	13,086	278	13,364

Accretion recorded during the year	976	76	1,052

Balance, at December 31, 2020	$70,491	$2,441	$72,932

Less: current portion of decommissioning and restoration liability	2,489	-	2,489

Non-current decommissioning and restoration liability, at December 31, 2020	$68,002	$2,441	$70,443